Note 13 - Retirement And Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in US Dollars In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] USD ($)		Mar. 31, 2013 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2012 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2013 Other Financial Instruments [Member] USD ($)		Mar. 31, 2013 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2012 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2013 Cash [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Cash [Member] USD ($)	Mar. 31, 2013 Cash [Member] JPY (¥)	Mar. 31, 2012 Cash [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 [Member] JPY (¥)
Note 13 - Retirement And Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in US Dollars [Line Items]
Plan Assets	$ 21,374	¥ 2,012,611	$ 17,580	¥ 1,655,373	¥ 1,425,587	$ 3,213	¥ 302,533	¥ 235,933	$ 3,213	¥ 302,533	¥ 235,933	$ 773	¥ 72,760	¥ 54,179	$ 773	¥ 72,760	¥ 54,179	$ 544	¥ 51,220	¥ 39,495	$ 544	¥ 51,220	¥ 39,495	$ 4,530	$ 4,530	¥ 426,513	¥ 329,607	¥ 426,513	¥ 329,607	$ 5,071	¥ 477,430	¥ 337,885	$ 5,071	¥ 477,430	¥ 337,885	$ 632	¥ 59,533	¥ 93,030	$ 632	¥ 59,533	¥ 93,030	$ 789	¥ 74,294	¥ 58,760	$ 789	¥ 74,294	¥ 58,760	$ 1,099	¥ 103,471	¥ 82,523	$ 1,099	¥ 103,471	¥ 82,523	$ 279	¥ 26,252	¥ 23,627	$ 279	¥ 26,252	¥ 23,627	$ 7,870	$ 7,870	¥ 740,980	¥ 595,825	¥ 740,980	¥ 595,825	$ 8,506	[1]	¥ 800,968	[1]	¥ 692,613	[1]	$ 8,506	[1]	¥ 800,968	[1]	¥ 692,613	[1]	$ 468	¥ 44,150	¥ 37,328	$ 468	¥ 44,150	¥ 37,328	$ 4,998	¥ 470,663	¥ 366,935	$ 16,376	¥ 1,541,948	¥ 1,288,438

[1]	Other financial instruments are life insurance pooled investment portfolios.